UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21913

                                     Scotia Institutional Funds
(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 301
                                        Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

David C. Lebisky

Scotia Institutional Investments US, LP

1055 Westlakes Drive, Suite 301

                                        Berwyn, PA 19312
(Name and address of agent for service)

Registrant's telephone number, including area code: 610-854-0900

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Schedule of Investments

Dynamic U.S. Growth Fund
December 31, 2013 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 28.3%
Amazon.com, Inc. *	6,400	$2,552,256
Buffalo Wild Wings, Inc. *	12,700	1,869,440
Chipotle Mexican Grill, Inc. *	4,800	2,557,344
priceline.com, Inc. *	3,400	3,952,160
Tesla Motors, Inc. *	11,900	1,789,522
Tractor Supply Co.	33,700	2,614,446
TripAdvisor, Inc. *	29,400	2,435,202
		17,770,370
Health Care - 19.5%
Alexion Pharmaceuticals, Inc. *	21,000	2,794,260
Celgene Corp.*	18,700	3,159,552
Illumina, Inc. *	33,300	3,683,646
Regeneron Pharmaceuticals, Inc.*	9,500	2,614,780
		12,252,238

Information Technology - 49.1%
3D Systems Corp. *	20,600	1,914,358
Facebook, Inc., Class A *	40,500	2,213,730
Google, Inc., Class A *	2,900	3,250,059
Infoblox, Inc.*	64,000	2,113,280
MasterCard, Inc., Class A	2,300	1,921,558
Medidata Solutions, Inc. *	32,000	1,938,240
Netflix, Inc. *	6,400	2,356,288
NetSuite, Inc.*	21,400	2,204,628
Salesforce.com, Inc. *	48,300	2,665,677
ServiceNow, Inc. *	31,000	1,736,310
Splunk, Inc.*	36,200	2,485,854
Stratasys Ltd. *	11,700	1,575,990
Workday, Inc., Class A*	23,300	1,937,628
Yelp, Inc. *	36,400	2,509,780
		30,823,380

Total Common Stocks
(Cost $51,780,848)		60,845,988

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.2%
BNY Mellon Cash Reserve,
0.01%**, due 01/01/14	$2,007,187	2,007,187
Total Short-Term Investments
(Cost $2,007,187)		2,007,187

Total Investments - 100.1%
(Cost $53,788,035)***		62,853,175
Liabilities in Excess of Other Assets - (0.1)%		(66,008)
NET ASSETS - 100.0%		$62,787,167

*	Non-income producing security.
**	Current yield as of December 31, 2013.
***	Aggregate tax cost is $53,788,035 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,233,782
Gross unrealized depreciation	(168,642)
Net unrealized appreciation	$9,065,140

Sector Allocation	% of Net Assets
Information Technology	49.1%
Consumer Discretionary	28.3
Health Care	19.5
Short-Term Investments and other	3.1
100.0%

See Notes Schedule of Investments

Dynamic U.S. Growth Fund

Notes to the Schedule of Investments

December 31, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of Scotia Institutional Funds (the “Board”). Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Scotia Institutional Asset Management US, Ltd.’s (the “Sub-Adviser” or “SIAM”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At December 31, 2013, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call

Dynamic U.S. Growth Fund

Notes to the Schedule of Investments

December 31, 2013 (Unaudited)(Continued)

options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

At December 31, 2013, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2013, is as follows:

Level 1 - Quoted Prices*	$62,853,175
Total Market Value of Investments	$62,853,175

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 during the year ended September 30, 2013 or the fiscal quarter ended December 31, 2013.

There were no Level 3 investments held at December 31, 2013 or September 30, 2013.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services that are approved by the Board and unaffiliated with Scotia Institutional Investments US, LP, the investment adviser to the Fund (“SII” or the “Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Dynamic U.S. Growth Fund

Notes to the Schedule of Investments

December 31, 2013 (Unaudited)(Continued)

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

SII reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to comply with all requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. By distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal income or excise tax. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2013.

At September 30, 2013, the Fund did not have a capital loss carryforward.

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
December 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 99.0%
Consumer Staples - 17.4%
The Clorox Co.	4,832	$448,216
Conagra Foods, Inc.	11,767	396,548
The Hershey Co.	4,748	461,648
Hormel Foods Corp.	11,539	521,217
The Kroger Co.	13,051	515,906
McCormick & Co., Inc.	5,843	402,700
Safeway, Inc.	141,948	4,623,246
Tyson Foods, Inc.	65,540	2,192,968
		9,562,449
Energy - 15.9%
Marathon Petroleum Corp.	18,340	1,682,328
Murphy Oil Corp.	58,225	3,777,638
Tesoro Corp.	27,830	1,628,055
Valero Energy Corp.	33,719	1,699,438
		8,787,459
Financials - 19.8%
Berkshire Hathaway, Inc., Cl. B*	3,900	462,384
Cincinnati Financial Corp.	9,054	474,157
JPMorgan & Chase Co.	36,645	2,143,000
Lincoln National Corp.	52,359	2,702,772
Murphy USA, Inc.*	6,653	276,499
SLM Corp.	79,269	2,083,189
Torchmark Corp.	6,778	529,701
Unum Group	63,206	2,217,266
		10,888,968
Health Care - 9.6%
AmeriSourceBergen Corp.	8,380	589,198
Cigna Corp.	5,974	522,606
Ecolab, Inc.	5,144	536,365
Johnson & Johnson	5,553	508,599
McKesson Corp.	3,711	598,955
Pfizer, Inc.	14,592	446,953
Wellpoint, Inc.	22,329	2,062,976
		5,265,652
Industrials - 19.7%
Ford Motor Co.	111,891	1,726,478
Honeywell International, Inc.	5,831	532,778
LyondellBasell Industries NV, Cl. A	26,935	2,162,342
Northrop Grumman Corp.	30,355	3,478,987
Rockwell Collins, Inc.	6,813	503,617
Ryder System, Inc.	33,372	2,462,186
		10,866,388
Information Technology - 14.5%
Seagate Technology Plc	50,292	2,824,399
Western Digital Corp.	33,595	2,818,621
Xerox Corp.	193,004	2,348,859
		7,991,879
Materials - 0.2%
CST Brands, Inc.	3,684	135,276

Media - 1.9%
Graham Holdings, Co.	844	559,842
Time Warner, Inc.	7,365	513,488
		1,073,330
Total Common Stocks
(Cost $44,951,059)		54,571,401

Schedule of Investments
(Continued)

Mount Lucas U.S. Focused Equity Fund
December 31, 2013 (Unaudited)

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 4.4%
BNY Mellon Cash Reserve,
0.01%**, due 01/01/14	$2,446,848	$2,446,848

Total Short-Term Investments
(Cost $2,446,848)		2,446,848
Total Investments - 103.4%
(Cost $47,397,907)**		57,018,249
Liabilities in Excess of Other Assets - (3.4)%		(1,910,859)
NET ASSETS - 100.0%		$55,107,390

*	Non-income producing security.
**	Current yield as of December 31, 2013.
**	Aggregate tax cost is $47,397,907 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,859,155
Gross unrealized depreciation	(238,813)
Net unrealized appreciation	$9,620,342

Sector Allocation (Unaudited)	% of Net Assets
Financials	19.8%
Industrials	19.7
Consumer Staples	17.4
Energy	15.9
Information Technology	14.5
Health Care	9.6
Media	1.9
Materials	0.2
Short-Term Investments and other	1.0
100.0%

See Notes to Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

Notes to the Schedule of Investments

December 31, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of Scotia Institutional Funds (the “Board”).

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management, L.P.’s (the “Sub-Adviser” or “Mount Lucas”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At December 31, 2013, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, except as restricted by the Fund’s investment limitations.

Mount Lucas U.S. Focused Equity Fund

Notes to the Schedule of Investments

December 31, 2013 (Unaudited)

At December 31, 2013, the Fund had no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2013, is as follows:

Level 1 - Quoted Prices*	$57,018,249
Total Market Value of Investments	$57,018,249

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 during the year ended September 30, 2013 or the fiscal quarter ended December 31, 2013.

There were no Level 2 or 3 investments held at December 31, 2013 or September 30, 2013.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with Scotia Institutional Investments US, LP, the investment adviser to the Fund (“SII” or the“Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods

Mount Lucas U.S. Focused Equity Fund

Notes to the Schedule of Investments

December 31, 2013 (Unaudited)

approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculate NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

SII reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to comply with all requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. By distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal income or excise tax. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2013.

As of September 30, 2013, the Fund did not have a capital loss carryforward.

Schedule of Investments

Smith Group Large Cap Core Growth Fund
December 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 14.8%
BorgWarner, Inc.	25,400	$1,420,114
Gentex Corp.	43,500	1,435,065
priceline.com, Inc. *	1,200	1,394,880
Starbucks Corp.	18,100	1,418,859
The Home Depot, Inc.	17,400	1,432,716
Whirlpool Corp.	9,100	1,427,426
		8,529,060

Consumer Staples - 9.8%
Coca-Cola Enterprises, Inc.	32,200	1,420,986
Energizer Holdings, Inc.	13,200	1,428,768
Kimberly-Clark Corp.	13,500	1,410,210
The Kroger Co.	35,900	1,419,127
		5,679,091

Energy - 12.4%
Chevron Corp.	11,200	1,398,992
Exxon Mobil Corp.	14,110	1,427,932
Helmerich & Payne, Inc.	16,890	1,420,111
National Oilwell Varco, Inc.	18,000	1,431,540
Valero Energy Corp.	28,800	1,451,520
		7,130,095

Financials - 12.4%
American Express Co.	15,780	1,431,719
Discover Financial Services	25,700	1,437,915
The Chubb Corp.	14,700	1,420,461
The Travelers Companies, Inc.	15,700	1,421,478
US Bancorp	35,300	1,426,120
		7,137,693

Health Care - 14.6%
Actavis PLC *	8,600	1,444,800
Align Technology, Inc. *	24,900	1,423,035
Johnson & Johnson	15,300	1,401,327
McKesson Corp.	8,810	1,421,934
Omnicare, Inc.	23,400	1,412,424
ResMed, Inc.	28,400	1,337,072
		8,440,592

Industrials - 12.4%
Alaska Air Group, Inc.	19,600	1,438,052
AMETEK, Inc.	27,050	1,424,724
Rockwell Automation, Inc.	12,000	1,417,920
The Boeing Co.	10,400	1,419,496
Wabtec Corp.	19,200	1,425,984
		7,126,176

Information Technology - 19.8%
AOL, Inc. *	31,100	1,449,882
Apple, Inc.	2,500	1,402,775
CoreLogic, Inc. *	39,700	1,410,541
DST Systems, Inc.	15,600	1,415,544
Hewlett-Packard Co.	50,800	1,421,384
SanDisk Corp.	20,300	1,431,962
VMware, Inc., Class A *	15,900	1,426,389
Western Digital Corp.	17,100	1,434,690
		11,393,167

Schedule of Investments
(Continued)

Smith Group Large Cap Core Growth Fund
December 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 2.5%
Avery Dennison Corp.	28,300	$1,420,377

Total Common Stocks
(Cost $43,149,994)		56,856,251

Total Investments - 98.7%
(Cost $43,149,994)***		56,856,251
Other Assets Less Liabilities - 1.3%		774,317
NET ASSETS - 100.0%		$57,630,568

*	Non-income producing security.
**	Current yield as of December 31, 2013.
***	Aggregate tax cost is $43,149,994 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,706,257
Gross unrealized depreciation	–
Net unrealized appreciation	$13,706,257

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	19.8%
Consumer Discretionary	14.8
Health Care	14.6
Financials	12.4
Energy	12.4
Industrials	12.4
Consumer Staples	9.8
Materials	2.5
Short-Term Investments and Other	1.3
100.0%

See Notes to Schedule of Investments

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

December 31, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of Scotia Institutional Funds (the “Board”).

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, L.P.’s (the “Sub-Adviser” or “Smith”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At December 31, 2013, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, except as restricted by the Fund’s investment limitations.

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

December 31, 2013 (Unaudited)

At December 31, 2013, the Fund had no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2013, is as follows:

Level 1 - Quoted Prices*	$56,858,090
Total Market Value of Investments	$56,858,090

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 during the year ended September 30, 2013 or the fiscal quarter ended December 31, 2013.

There were no Level 2 or 3 investments held at December 31, 2013 or September 30, 2013.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with Scotia Institutional Investments US, LP, the investment adviser to the Fund (“SII” or the “Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

December 31, 2013 (Unaudited)

approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculate NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

SII reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to comply with all requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. By distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal income or excise tax. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2013.

As of September 30, 2013, the Fund did not have a capital loss carryforward.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Scotia Institutional Funds

By (Signature and Title)*	/s/ David C. Lebisky
David C. Lebisky, President
(principal executive officer)

Date	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Lebisky
David C. Lebisky, President
(principal executive officer)

Date	February 27, 2014

By (Signature and Title)*	/s/ John H. Leven
John H. Leven, Treasurer
(principal financial officer)

Date	February 27, 2014

* Print the name and title of each signing officer under his or her signature.